Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON DEVELOPING MARKETS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Feb. 09, 2018